Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces similar information found under Footnote A under the heading "Operating Expenses" for VIP Index 500 in the "Fund Summary" section on page 18.

VIP Index 500	0.28%	4/18/97

The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Growth Portfolio in the "Fund Details" section on page 21.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the fifth and sixth paragraphs under the heading "Fund Management" in the "Fund Services" section on page 28.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for the fund. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

VIPIC-02-01 February 13, 2002
1.483793.117

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Kevin Grant, Bart Grenier, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 29.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Kevin Grant, Bart Grenier, Louis Salemy, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 28.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

VIPSC-02-01 February 13, 2002
1.483794.114

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces similar information found under the "Fund Management" section beginning on page 28.

For VIP Aggressive, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The following information replaces the biographical information for David Felman, Beso Sikharulidze, Barry Coffman, Bart Grenier, Kevin Grant, and John Avery, respectively, found in the "Fund Management" section beginning on page 28.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

VIP2C-02-01 February 13, 2002
1.741913.109

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manger of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2001
Prospectus

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Bart Grenier, Kevin Grant, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 24.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIP2NIM5-02-01 February 13, 2002
1.760096.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 22.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Bart Grenier, and Louis Salemy, respectively, found in the "Fund Management" section beginning on page 26.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

VIPINDA-02-01 February 13, 2002
1.760098.107

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2001
Prospectus

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Kevin Grant, Bart Grenier, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 24.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth and Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

VIPSNIM5-02-01 February 13, 2002
1.760097.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 21.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, Kevin Grant, Bart Grenier, and Louis Salemy, respectively, found in the "Fund Management" section beginning on page 25.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Mark Notkin is vice president and manager of Fidelity VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

VIPINMDA-02-01 February 13, 2002
1.764774.104